Employee Compensation and Benefit Plans - Stock Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 306	$ 235	$ 201
Income tax benefit related to stock-based compensation	73	80	71
RSU and PSU Weighted Average Grant-Date Fair Value
Taxes paid related to net share settlement of stock awards	$ 166	$ 121	$ 156
Restricted Stock Units and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per stock award granted (usd per share)	$ 60.21	$ 45.07	$ 35.56
Unrecognized compensation expense	$ 445	$ 389	$ 327
Weighted average period to be recognized (years)	1 year 11 months	2 years	2 years
Fair value of stock awards vested	$ 503	$ 354	$ 445
RSU and PSU Shares
Nonvested, beginning (in shares)	15,715,391
Granted (in shares)	7,133,359
Vested (in shares)	(8,338,271)
Forfeited (in shares)	(814,936)
Nonvested, ending (in shares)	13,695,543	15,715,391
RSU and PSU Weighted Average Grant-Date Fair Value
Nonvested, beginning (usd per share)	$ 37.93
Granted (usd per share)	60.21	$ 45.07	$ 35.56
Vested (usd per share)	35.47
Forfeited (usd per share)	49.02
Nonvested, ending (usd per share)	$ 50.38	$ 37.93
Weighted Average Remaining Contractual Term (Years)	1 year 1 month	1 year 1 month
Aggregate Intrinsic Value	$ 870	$ 904
Share paid for tax withholding for share based compensation (in shares)	2,754,721	2,605,807
Minimum
RSU and PSU Weighted Average Grant-Date Fair Value
Share payout percentage	0.00%
Maximum
RSU and PSU Weighted Average Grant-Date Fair Value
Share payout percentage	200.00%
Maximum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Maximum | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
2013 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)	63,000,000
Shares available for future grant (in shares)	15,000,000
Predecessor Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Realized excess tax benefit	$ 0	$ 0	$ 79